CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 1,045,073	$ 924,137	$ 794,876
Provision for losses	421,600	312,566	247,665
Net revenue	623,473	611,571	547,211
Cost of providing services
Salaries and benefits	106,754	104,103	102,730
Occupancy	53,684	53,568	52,766
Office	26,533	19,703	18,775
Other costs of providing services	51,669	52,469	50,938
Advertising	59,363	46,563	39,035
Total cost of providing services	298,003	276,406	264,244
Gross margin	325,470	335,165	282,967
Operating (income) expense
Corporate, district and other expenses	132,401	137,755	105,713
Interest expense	84,382	82,696	64,361
Loss (gain) on extinguishment of debt	90,569	12,458	(6,991)
Restructuring costs	0	0	2,624
Total operating expense	307,352	232,909	165,707
Income from continuing operations before income taxes	18,118	102,256	117,260
Provision for income taxes	1,659	41,647	41,616
Net income from continuing operations	16,459	60,609	75,644
Net loss from discontinued operations, net of income taxes	(38,512)	(11,456)	(10,200)
Net (loss) income	$ (22,053)	$ 49,153	$ 65,444
Weighted average common shares outstanding:
Basic (in shares)	45,815	38,351	37,908
Diluted (in shares)	47,965	39,277	38,803
Income (loss) per basic share:
Continuing operations (in dollars per share)	$ 0.36	$ 1.58	$ 2.00
Discontinued operations (in dollars per share)	(0.84)	(0.30)	(0.27)
Basic (loss) earnings per share (in dollars per share)	(0.48)	1.28	1.73
Income (loss) per diluted share:
Continuing operations (in dollars per share)	0.34	1.54	1.95
Discontinued operations (in dollars per share)	(0.80)	(0.29)	(0.26)
Diluted (loss) earnings per share (in dollars per share)	$ (0.46)	$ 1.25	$ 1.69